Revenue (Schedule of Disaggregated Revenue By Timing) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net sales	¥ 3,951,937	¥ 4,080,015	¥ 3,401,487
Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,804,002	1,802,542	1,743,039
Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,007,365	1,135,584	1,094,291
Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	437,305	434,985
Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	703,265	706,904	564,157
Revenue Recognized at a Point in Time
Disaggregation of Revenue [Line Items]
Net sales	3,078,663
Revenue Recognized Overtime
Disaggregation of Revenue [Line Items]
Net sales	873,274
Operating Segments
Disaggregation of Revenue [Line Items]
Net sales	3,951,937	4,080,015	3,401,487
Operating Segments | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,807,301	1,804,782	1,745,996
Operating Segments | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,008,165	1,136,188	1,095,289
Operating Segments | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	437,578	436,187
Operating Segments | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	805,211	792,850	646,483
Operating Segments | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(106,318)	(89,992)	(86,281)
Operating Segments | Revenue Recognized at a Point in Time | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,286,100
Operating Segments | Revenue Recognized at a Point in Time | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	993,658
Operating Segments | Revenue Recognized at a Point in Time | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	305,457
Operating Segments | Revenue Recognized at a Point in Time | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	599,766
Operating Segments | Revenue Recognized Overtime | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	521,201
Operating Segments | Revenue Recognized Overtime | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	14,507
Operating Segments | Revenue Recognized Overtime | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	132,121
Operating Segments | Revenue Recognized Overtime | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	205,445
Intersegment Eliminations | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	3,299	2,240	2,957
Intersegment Eliminations | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	800	604	998
Intersegment Eliminations | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	273	1,202
Intersegment Eliminations | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	101,946	85,946	82,326
Intersegment Eliminations | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(106,318)	¥ (89,992)	¥ (86,281)
Intersegment Eliminations | Revenue Recognized at a Point in Time | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	¥ (106,318)